CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
CONVERTIBLE NOTES

15.CONVERTIBLE NOTES

2022 – US$50 Million Convertible Notes with Mitsui, Pallinghurst and Investissement Québec

	Host (amortized cost)	Derivative	Deferred amount	Total
	$	$	$	$
Issuance[1]	48,703	20,453	(2,773)	66,383
Interest accretion	732	—	—	732
Fair value adjustment	—	(11,199)	—	(11,199)
Amortization	—	—	140	140
Foreign exchange	382	127	(21)	488
Balance as of December 31, 2022	49,817	9,381	(2,654)	56,544

[1]Transaction costs of $821 (US$608) have been allocated to the host instrument and reduced from the net proceeds allocated to this component.

On November 8, 2022, the Company completed a private placement of unsecured convertible notes (the “Notes”) for aggregate gross proceeds of $67.2 million (US$50 million). The Notes are denominated in US Dollars with a term of 36 months and carry a quarterly coupon interest payment of the greater between the 3-month CME Term SOFR + 4% and 6%. The Notes include the following material conversion and settlement options available to the holders and the Company:

-

General conversion option: The holder of a Note, at any time before maturity, can convert the outstanding principal amount into units for US$5/unit. Each unit comprises one common share of the Company and one share warrant. The share warrant can be used to subscribe one common share of the Company at an exercise price of US$5.70/share for a period of 24 months from the date of conversion of the Note.

-

Repurchase option: The Company has, at its sole discretion, an option to repay the Notes at the Repurchase Amount (as defined in the subscription agreement) at the earlier of (i) December 31, 2023; or (ii) the date of a final investment decision (FID) as defined in the subscription agreement. Depending on the circumstances, the repurchase amount is affected by the remaining time to maturity and the cumulative interests paid to date to the investors.

-

Interest repayment option: At the end of each quarter starting December 31, 2022, the Company has an option to pay the interest in (i) cash; or (ii) subject to TSXV approval, by capitalizing interest and adding it to the principal, which would then be converted into common shares (and not units) at a US Dollar equivalent of the Company’s share price determined at the quarter end on which such interest become payable.

-The Notes also include redemption mechanisms at the option of the holders in the event of a change of control or an event of default.

The Notes represent hybrid financial instruments with multiple embedded derivatives requiring separation. The debt host portion (the “Host”) of the instrument is classified at amortized cost, whereas the aggregate conversion and prepayment options (the “Embedded Derivatives”) are classified as fair value through profit and loss (FVTPL).

The fair value of the Notes at inception was estimated at $77.7 million (US$57.8 million) and determined using a valuation model which required the use of significant unobservable inputs. The Company identified a difference between the transaction price and the fair value of $10.5 million (US$7.8 million). The difference has been allocated on a pro-rata basis to the Host and the Embedded Derivatives based on their relative estimated fair values. The portion allocated to the Host has been integrated in its initial carrying amount. The Company believes that time value is an important factor in the estimation of the Embedded Derivatives’ fair value. Therefore, the unrecognized deferred amount attributed thereto is recognized on a straight-line basis in the statement of loss and comprehensive loss over the estimated life of the combined conversion option and underlying warrants.

As at December 31, 2022, the Company capitalized the accrued interests owed to Investissement Québec, Pallinghurst and Mitsui. An aggregate amount of $829 (US$612) will be capitalized and 160,976 common shares at a price of US$3.80 will be issued to Holders at the maturity or conversion of the Notes in payment of accrued interest due on December 31, 2022. The capitalized interests are recorded as other reserves in the consolidated statements of changes in equity.

		Reasonably	Sensitivity [1]			Sensitivity [1]
	November 8, 2022	possible change	$ 000 (derivative liability)	December 31, 2022	Reasonably possible change	$ 000 (derivative liability)
Observable inputs
Share Price	US$4.73			US$3.82	+/- 10%	+3.6M/-1.9M
Foreign Exchange rate	1.34			1.35	+/- 5%	+/- 0.5M
Unobservable inputs
Expected volatility	50%	+/- 10% (absolute)	+2.6M/-2.8M	50%	+/- 10% (absolute)	+3.2M/-1.7M
Credit Spread	10%	+/- 1% (absolute)	+/- 0.5M	9%	+/- 1% (absolute)	+/- 0.3M

[1]Holding all other variables constant

2020 – Convertible Note with Pallinghurst

In October 2021, the Company issued 7,500,000 common shares following the conversion of all outstanding convertible notes held by Pallinghurst group, a related party.

December 31, 2021
$
Opening balance	14,505
Conversion	(14,649)
Accretion expense	144
Ending balance	—